S-K 1602(c) Dilution	2 Months Ended
Jul. 21, 2025 USD ($) $ / shares shares
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.7
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.3
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.71
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.29
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.86
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.14
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.8)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.8
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.7
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.3
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.71
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.29
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.86
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.14
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.8)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.8
Offering Price of $10.00 per Unit [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.32
Offering Price of $10.00 per Unit [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.32
Without Over-Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	(0.8)
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	10.8
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	6.7
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 3.3
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 180,929,686
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	27,002,600
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	5.71
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 4.29
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 118,429,686
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,752,600
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	3.86
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 6.14
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 55,929,686
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,502,600
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	(0.8)
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 10.8
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ (6,570,314)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	8,252,600
Without Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	7.32
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 2.68
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 243,429,686
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	33,252,600
Without Over-Allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ (0.67)
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.83
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.84
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.99
Without Over-Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.67)
Without Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.45
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 252,500,000
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	252,500,000
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	252,500,000
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	252,500,000
Without Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	252,500,000
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
Without Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(8,750,000)
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(8,750,000)
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(8,750,000)
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(8,750,000)
Without Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(8,750,000)
Without Over-Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(318,500)
Without Over-Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(318,500)
Without Over-Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(318,500)
Without Over-Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(318,500)
Without Over-Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(318,500)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(62,500,000)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(125,000,000)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(187,500,000)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(250,000,000)
Without Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,237,500)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,237,500)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,237,500)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,237,500)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,237,500)
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
Without Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,000,000
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(6,250,000)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(12,500,000)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(18,750,000)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(25,000,000)
Without Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
With Over-Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	(0.8)
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	10.8
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	6.7
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 3.3
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 208,060,686
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	31,052,600
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	5.71
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 4.29
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 136,185,686
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,865,100
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	3.86
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 6.14
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 64,310,686
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	16,677,600
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	(0.8)
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 10.8
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ (7,564,314)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	9,490,100
With Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	7.32
Net Tangible Book Value, Pre-transaction, Per Share	(0.13)
Net Tangible Book Value Amount of Dilution, Per Share	$ 2.68
Net Tangible Book Value (in Dollars) | $	$ (1,233,357)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 279,935,686
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	9,490,100
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	38,240,100
With Over-Allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ (0.67)
With Over-Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.83
With Over-Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.84
With Over-Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.99
With Over-Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.67)
With Over-Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.45
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 290,000,000
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	290,000,000
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	290,000,000
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	290,000,000
With Over-Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	290,000,000
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
With Over-Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	1,231,543
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(10,062,500)
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(10,062,500)
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(10,062,500)
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(10,062,500)
With Over-Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(10,062,500)
With Over-Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(71,875,000)
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(143,750,000)
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(215,625,000)
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(287,500,000)
With Over-Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
With Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	28,750,000
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	28,750,000
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	28,750,000
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	28,750,000
With Over-Allotment [Member] | Ordinary shares offered and sale of private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	28,750,000
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(7,187,500)
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(14,375,000)
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(21,562,500)
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(28,750,000)
With Over-Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares